UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) € in Thousands, $ in Millions		1 Months Ended		6 Months Ended
		Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Cash acquired from business combination	[1]			€ 10	€ 0
Cell Therapy Manufacturing Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of property, plant and equipment		€ 24,300	$ 26.6

[1]	includes the cash acquired from PHERECYDES Pharma for €10 thousand.